INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Disclosure of reconciliation of income tax expense
A reconciliation of income tax expense for continuing operations and the product of earnings from continuing operations before income tax multiplied by the combined Canadian federal and provincial statutory income tax rate is as follows:

	Year ended December 31, 2017	Year ended December 31, 2016
Earnings before income taxes	$196,079	$79,767
Computed income tax expense at Canadian statutory rates (25%)	$49,020	$19,942
Non-deductible expenses	6,683	3,697
Foreign tax rate differential	5,484	(491)
Current and deferred Ontario Mining Tax	9,814	8,442
Tax benefit not recognized	—	570
Renouncement of flow through expenditures (note 24(a))	2,990	1,229
Revision in estimates	(1,953)	282
Recognition of previously unrecognized deferred tax assets	(40,471)	—
Withholding tax	7,406	—
Other	(224)	(639)
Income tax expense	$38,749	$33,032
Current income tax expense	44,223	(2,800)
Deferred tax (recovery) expense	($5,474)	$30,232

Disclosure of temporary difference, unused tax losses and unused tax credits
The tax effect of temporary differences that give rise to deferred income tax assets and liabilities at December 31, 2017 and 2016 are as follows:

As at December 31	2017	2016
Net deferred income tax assets:
Mining interests and plant and equipment	$—	($19,714)
Environmental rehabilitation provision	—	1,806
Financing costs	—	364
Ontario Mining Tax	—	1,911
Loss carry forwards	—	22,179
Inventory	—	40
Other	—	(51)
	$—	$6,535

As at December 31	2017	2016
Net deferred income tax liabilities:
Mining interests and plant and equipment	($197,172)	($127,284)
Environmental rehabilitation provision	15,561	5,054
Financing costs	325	315
Ontario Mining Tax	(22,189)	(15,751)
Discount of convertible debentures	—	(943)
Loss carry forwards	73,134	3,043
Inventory	(5,346)	(3,788)
Investments	(4,076)
Corporate minimum tax credits	2,403
Deferred revenue	(1,583)	(2,043)
Employee provisions	5,069	3,028
Other	229	(245)
	($133,645)	($138,614)

Changes in net deferred tax liabilities for the years ended December 31, 2017 and 2016 are as follows:

	Year ended December 31, 2017	Year ended December 31, 2016
Balance, beginning of year	($132,079)	($11,030)
Recognised as a result of acquisitions	—	(95,670)
Recognised in net earnings from continuing operations	5,474	(30,233)
Recognized in equity	(3,758)	—
Recognized in discontinued operations	7,224	1,876
Foreign currency translation in other comprehensive income	(10,506)	2,978
Net deferred income tax liabilities, end of year	($133,645)	($132,079)

Disclosure of deductible temporary differences for which no deferred tax asset is recognised
As at December 31, 2017, deferred income tax assets have not been recognized in respect of the following because it is not probable that future taxable profit will be available against which the Company can use the benefits:

As at December 31	2017	2016
Investments	$—	$308
Investment tax credits	13,072	12,187
Mining interests	11,489	10,712
Australian non-capital loss carryforwards	—	112,779
Provision for reclamation provision and accrued liabilities	—	21,440
Australian royalty tax	306,858	249,577

Disclosure of tax credit carryforwards
As at December 31, 2017, the Company had the following Canadian and Australian income tax attributes to carry forward:

	Year ended December 31, 2017	Expiry Date

Canada
Non-capital losses	$4,725	2036-2037
Tax basis of mining interests	$164,042	Indefinite
Tax basis of plant of equipment	$50,764	Indefinite
Financing costs	$278	2018-2021
Corporate minimum tax credits	$2,403	2037

Australia
Non-capital losses	$239,813	Indefinite
Tax basis of mining interests	$10,962	Indefinite
Tax basis of plant and equipment	$19,308	Indefinite